Expenses (Details) - USD ($)		12 Months Ended
	Apr. 11, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Expenses [Line Items]
Cost of revenue		$ 16,960,109	$ 16,762,580	$ 13,884,291
Employees service gratuity		5 years
Gratuity payable on retirement		15 days
Legal expenses	$ 130,000
Incidental expenses	$ 260,000
Lytus Sri Sai Networks [Member]
Expenses [Line Items]
Cost of revenue		$ 16,899,562
Lytus Technologies Private Limited [Member]
Expenses [Line Items]
Cost of revenue		$ 60,546